UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 128.5%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.2%
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	$1,345	$1,200,483
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	1,361	1,362,376
Term Loan, 3.75%, Maturing June 4, 2021	466	465,355
Term Loan, 3.75%, Maturing June 9, 2023	142	141,661
Term Loan, 3.75%, Maturing June 9, 2023	158	157,401
Term Loan, 3.75%, Maturing June 9, 2023	803	799,935

		$4,127,211

Air Transport — 0.5%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	$625	$627,563

		$627,563

Automotive — 2.1%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	$370	$372,453
FCA US, LLC
Term Loan, 3.25%, Maturing December 31, 2018	317	317,197
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	980	936,921
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	119	119,195
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	547	548,447
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	298	298,867
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	160	160,417

		$2,753,497

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	$500	$412,500

		$412,500

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	$199	$198,792
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	486	359,914
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	195	186,952

		$745,658

Building and Development — 1.8%
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	$272	$271,902

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	$542	$542,819
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	668	666,649
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	261	262,589
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	459	462,569
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	149	149,034

		$2,355,562

Business Equipment and Services — 10.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$760	$743,528
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	398	400,819
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	355	327,190
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	219	218,661
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	484	483,401
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	144	139,746
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	244	244,375
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	324	324,733
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	499	340,907
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	195	55,529
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	358	18,810
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	1,615	1,530,229
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	693	695,644
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	29,344
Term Loan, 4.00%, Maturing November 6, 2020	264	260,953
Global Payments, Inc.
Term Loan, 4.02%, Maturing April 22, 2023	150	151,500
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	422	424,423
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	814	815,442
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	931	929,988
J.D. Power and Associates
Term Loan, Maturing September 7, 2023(2)	475	478,562
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,204	1,210,533
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	325	303,257

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	$285	$285,071
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022	500	504,250
Sensus USA, Inc.
Term Loan, 6.50%, Maturing April 5, 2023	275	276,776
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	614	618,856
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	786	779,639
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021	295	295,806
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	233	232,658

		$13,120,630

Cable and Satellite Television — 2.5%
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	$199	$199,491
Charter Communications Holding, LLC
Term Loan, 3.50%, Maturing January 24, 2023	524	527,001
CSC Holdings, LLC
Term Loan, 5.00%, Maturing October 9, 2022	998	1,007,371
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	221	221,155
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022	99	99,463
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024	200	200,797
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024	200	200,938
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024	775	774,031

		$3,230,247

Chemicals and Plastics — 9.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$499	$499,448
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	259	259,139
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	75	74,417
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,259	1,267,317
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	121	120,615
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	147,937
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	38	38,233
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	232	230,699
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	517	518,440
Huntsman International, LLC
Term Loan, 4.25%, Maturing April 1, 2023	125	125,740

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	$1,608	$1,610,575
Term Loan, 4.25%, Maturing March 31, 2022	173	173,373
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	325	325,029
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	269	258,396
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	148	147,763
Term Loan, 5.50%, Maturing June 7, 2020	397	397,869
Term Loan, 5.50%, Maturing June 7, 2020	649	649,397
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	292	294,121
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021	313	313,473
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022	124	125,037
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022	499	503,325
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	340	338,061
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	215	214,292
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,064	1,068,640
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,441	1,423,653
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	844	843,537
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022	396	397,732

		$12,366,258

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$398	$389,572

		$389,572

Containers and Glass Products — 4.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,337	$1,338,825
Term Loan, 3.50%, Maturing January 6, 2021	159	158,780
Term Loan, 3.75%, Maturing October 1, 2022	271	271,374
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	891	899,414
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	96	95,867
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	363	356,803
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023	1,879	1,884,645
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	321	321,768

		$5,327,476

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 1.6%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	$224	$225,279
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	450	452,531
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	397	396,752
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	282	282,740
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	726	727,590

		$2,084,892

Drugs — 5.2%
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	$265	$265,349
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,002	1,004,496
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	350	350,438
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	221	220,307
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	672	669,106
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	545	538,034
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	1,637	1,644,608
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	391	390,511
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.25%, Maturing August 5, 2020	1,252	1,249,666
Term Loan, 5.50%, Maturing April 1, 2022	424	424,463

		$6,756,978

Ecological Services and Equipment — 0.6%
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	$793	$788,750

		$788,750

Electronics/Electrical — 16.8%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	$567	$285,455
Applied Systems, Inc.
Term Loan, Maturing January 25, 2021(2)	300	301,031
Avago Technologies Cayman Ltd.
Term Loan, 3.51%, Maturing February 1, 2023	1,767	1,783,463
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	194	178,618
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	248	249,521
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	275	278,151
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,501	1,502,699

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	$98	$98,064
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	77	77,471
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	216	212,162
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	928	926,397
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	972	976,110
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	882	885,259
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,059	2,039,103
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	770	746,887
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	542	535,419
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	198	199,228
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	263	263,484
Term Loan, 4.50%, Maturing November 20, 2021	261	261,853
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	967	973,094
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	319	319,336
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	325	327,437
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	240	241,740
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	275	278,846
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	862	861,865
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	994	993,451
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	51	50,986
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	860	724,047
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	398	401,035
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	58	58,333
Term Loan, 4.00%, Maturing July 8, 2022	454	457,881
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	616	616,289
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	476	472,111
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	219	219,033
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	179	178,542
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	425	425,399

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	$474	$440,856
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	575	576,842
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing August 23, 2023	291	291,122
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	740	744,009
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	466	470,803

		$21,923,432

Financial Intermediaries — 4.6%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$885	$871,297
First Data Corporation
Term Loan, 4.27%, Maturing July 8, 2022	700	703,694
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	238	237,573
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,240	1,243,915
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	98	100,269
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	173	172,995
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	465	464,180
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	747	747,360
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	468	469,049
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	1,098	1,007,602

		$6,017,934

Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023	$590	$593,300
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	661	605,817
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,471	1,476,569
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	201	199,814
JBS USA, LLC
Term Loan, 3.75%, Maturing September 18, 2020	413	413,313
Term Loan, 4.00%, Maturing October 30, 2022	174	174,198
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023	237	239,329
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023	925	926,503

		$4,628,843

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$1,220	$1,226,672

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	$547	$548,465
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	425	431,348
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	485	373,421
Yum! Brands, Inc.
Term Loan, 3.26%, Maturing June 16, 2023	250	251,465

		$2,831,371

Food/Drug Retailers — 2.5%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	$317	$318,160
Term Loan, Maturing December 21, 2022(2)	500	503,156
Term Loan, 4.75%, Maturing June 22, 2023	1,086	1,093,090
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,415	1,417,145

		$3,331,551

Health Care — 12.7%
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	$249	$251,142
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	219	221,668
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	415	411,799
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	147	147,303
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	124	124,218
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	198	197,628
Beaver-Visitec International, Inc.
Term Loan, Maturing August 21, 2023(2)	200	199,500
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	706	688,907
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	53	53,141
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	474	476,675
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	224	214,844
Term Loan, 4.00%, Maturing January 27, 2021	412	395,119
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	242	239,483
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	545	525,670
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,454	1,457,010
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	146	146,536
Term Loan, 4.25%, Maturing August 30, 2020	477	479,431
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	273	273,567
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	471	465,928

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	$776	$769,090
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	254	255,647
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,300	1,304,333
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	368	364,974
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	1,455	1,463,988
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022	298	299,239
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	341	299,735
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	600	607,339
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	248	217,906
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	147	147,060
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	329	162,581
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	614	589,720
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	405	375,186
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	609	594,682
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	838	842,673
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023	350	350,146
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	174	173,687
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	486	486,507
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	296	291,991

		$16,566,053

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$712	$715,068

		$715,068

Industrial Equipment — 7.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$958	$944,161
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	110	106,031
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	223	224,350
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	578	580,539
Term Loan, 5.50%, Maturing January 15, 2021	150	150,747

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	$1,863	$1,770,983
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	1,361	1,341,512
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	709	707,078
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	111	110,557
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020	297	298,516
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	430	376,893
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	1,963	1,964,537
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	358	356,941
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	358	315,167

		$9,248,012

Insurance — 5.1%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$495	$493,453
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	1,743	1,755,240
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	249	250,328
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	175	173,359
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	346	346,347
Term Loan, 5.00%, Maturing August 4, 2022	1,419	1,420,962
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	274,863
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	399	325,140
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	729	728,320
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	874	873,329

		$6,641,341

Leisure Goods/Activities/Movies — 3.0%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	$397	$398,530
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	1,100	1,099,312
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	99	98,022
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	62	61,999
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	57	56,713
Term Loan, 5.50%, Maturing May 8, 2021	438	439,525
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	347	346,680
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	146	147,712

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	$294	$293,072
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	644	647,001
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	350	351,094

		$3,939,660

Lodging and Casinos — 3.2%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$861	$853,578
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	53	52,507
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	101	101,318
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	164	165,496
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023	325	326,354
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	27	27,639
Term Loan, 5.50%, Maturing November 21, 2019	64	64,490
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	101	101,731
Term Loan, 3.14%, Maturing October 25, 2023	1,038	1,044,812
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	248	245,534
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023	474	478,328
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	97	97,098
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	295	295,210
Term Loan, 6.00%, Maturing October 1, 2021	222	221,798
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	97	97,311

		$4,173,204

Nonferrous Metals/Minerals — 2.3%
Arch Coal, Inc.
Term Loan, 7.50%, Maturing May 16, 2018	$1,459	$776,661
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	173	173,386
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	486	421,366
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	200	201,250
Murray Energy Corporation
Term Loan, 7.75%, Maturing April 16, 2017	74	66,767
Term Loan, 8.25%, Maturing April 16, 2020	470	392,029
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019(3)	317	38,097
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	693	695,166
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	125	125,175
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	173,250

		$3,063,147

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$469	$234,719
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	814	736,628
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	203	204,943
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	246	242,708
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	120	81,658
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	245	211,187
Term Loan, 8.00%, Maturing August 31, 2020	50	41,688
Term Loan, 8.38%, Maturing September 30, 2020	66	45,101
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020(3)	109	40,844
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	222	52,584
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	826	394,992
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020(3)	26	17,424
Term Loan, 4.34%, Maturing December 16, 2020(3)	184	125,253
Term Loan, 4.35%, Maturing December 16, 2020(3)	10	6,498
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	98	60,461
Term Loan, 4.25%, Maturing October 1, 2019	160	98,985
Term Loan, 4.25%, Maturing October 1, 2019	1,205	747,010
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	13	11,359
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	262	255,825

		$3,609,867

Publishing — 2.7%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$316	$317,041
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,635	1,393,699
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	965	960,184
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	148	136,519
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	422	418,837
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	317	307,467

		$3,533,747
Radio and Television — 3.3%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$120	$116,017
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	518	443,744
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	759,011
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	839	837,593

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	$154	$151,401
iHeartCommunications, Inc.
Term Loan, 7.27%, Maturing January 30, 2019	500	385,417
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	111	111,602
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,454	1,456,009

		$4,260,794

Retailers (Except Food and Drug) — 5.7%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$568	$567,812
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	41	40,745
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	475	448,940
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, Maturing August 19, 2023	625	627,266
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	758	597,212
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	528	527,997
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	221	216,398
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	755	759,675
Term Loan, 4.00%, Maturing January 28, 2020	201	202,407
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	572	538,346
Party City Holdings, Inc.
Term Loan, 4.47%, Maturing August 19, 2022	695	696,696
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	1,210	1,213,405
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	530	491,332
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	123	112,087
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	451	428,798

		$7,469,116

Steel — 2.0%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$1,367	$1,360,341
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	389	387,449
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	876	882,703

		$2,630,493

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	$250	$251,563

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)	$10	$10,330
Term Loan, 4.00%, Maturing July 31, 2022	28	27,574
Term Loan, 4.00%, Maturing July 31, 2022	86	85,742
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	391	338,215

		$713,424

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,450	$1,379,494
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	420	392,408
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	179	180,445
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,030	919,505
Ziggo Financing Partnership
Term Loan, 3.65%, Maturing January 15, 2022	231	230,341
Term Loan, 3.66%, Maturing January 15, 2022	149	148,436
Term Loan, 3.70%, Maturing January 15, 2022	245	244,124

		$3,494,753

Utilities — 3.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$146	$145,035
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	817	818,601
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	776	776,404
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	27,832
Term Loan, 5.00%, Maturing December 19, 2021	637	623,055
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	249	241,649
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	541	432,748
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	569	500,940
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	329	331,418

		$3,897,682

Total Senior Floating-Rate Loans (identified cost $173,093,386)		$167,776,286

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.69% Maturing 10/10/47(5)	$100	$79,587
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 4.11% Maturing 9/15/47(5)(6)	100	82,473

Total Commercial Mortgage-Backed Securities (identified cost $172,829)		$162,060

Corporate Bonds & Notes — 10.2%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.4%
Bombardier, Inc.
7.45%, 5/1/34(5)		640	$577,600

			$577,600

Banks and Thrifts — 0.8%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(7)	AUD	640	$499,368
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	320,455
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	189,158

			$1,008,981

Building and Development — 0.4%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$479,700

			$479,700

Capital Goods — 0.4%
Valmont Industries, Inc.
5.00%, 10/1/44		550	$543,634

			$543,634

Computers — 0.7%
Seagate HDD Cayman
4.875%, 6/1/27		1,050	$918,434

			$918,434

Diversified Financial Services — 1.1%
Jefferies Group, LLC
6.50%, 1/20/43		770	$814,689
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(5)		630	594,859

			$1,409,548

Energy — 0.4%
Contura Energy, Inc.
10.00%, 8/1/21(5)		543	$499,560

			$499,560

Engineering & Construction — 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/23(5)		564	$90,210

			$90,210

Manufacturing — 0.4%
Trinity Industries, Inc.
4.55%, 10/1/24		503	$499,503

			$499,503

Metals/Mining — 1.2%
Cliffs Natural Resources, Inc.
8.00%, 9/30/20(5)		370	$357,975
Freeport-McMoRan, Inc.
5.45%, 3/15/43		935	719,950
Southern Copper Corp.
5.25%, 11/8/42		575	550,347

			$1,628,272

Security	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.7%
Teck Resources, Ltd.
5.20%, 3/1/42		1,150	$848,125
5.40%, 2/1/43		71	53,250

			$901,375

Oil and Gas — 2.4%
Continental Resources, Inc.
3.80%, 6/1/24		475	$431,062
Ecopetrol SA
5.875%, 5/28/45		450	423,450
Encana Corp.
3.90%, 11/15/21		267	265,182
Ensco PLC
5.75%, 10/1/44		835	517,700
Petrobras Global Finance BV
5.625%, 5/20/43		905	702,506
Rowan Cos., Inc.
5.40%, 12/1/42		1,175	837,518

			$3,177,418

Retailers (Except Food and Drug) — 1.1%
JC Penney Corp., Inc.
6.375%, 10/15/36		670	$566,150
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		320	273,619
Signet UK Finance PLC
4.70%, 6/15/24		600	587,551

			$1,427,320

Telecommunications — 0.1%
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(5)(8)		425	$111,562

			$111,562

Total Corporate Bonds & Notes (identified cost $12,868,693)			$13,273,117

Foreign Government Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.4%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,150	$602,123

			$602,123

Canada — 0.6%
Canada Housing Trust
3.80%, 6/15/21(5)	CAD	900	$775,136

			$775,136

Ecuador — 0.4%
Republic of Ecuador
7.95%, 6/20/24(5)	USD	550	$490,188

			$490,188

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.4%
Mexican Bonos
7.75%, 5/29/31	MXN	7,700	$473,240

			$473,240

Supranational — 0.8%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$318,210
International Finance Corp.
7.80%, 6/3/19	INR	24,990	389,970
8.25%, 6/10/21	INR	18,100	294,503

			$1,002,683

Total Foreign Government Bonds (identified cost $3,354,261)			$3,343,370

Convertible Bonds — 1.5%

Security	Principal Amount (000’s omitted)		Value
Home Builders — 0.6%
CalAtlantic Group, Inc.
0.25%, 6/1/19		$645	$605,494
1.25%, 8/1/32		210	225,750

			$831,244

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$390,250

			$390,250

Oil & Gas — 0.3%
Ascent Resources – Utica, LLC
3.50%, 3/1/21(5)(9)		$207	$24,330
Whiting Petroleum Corp.
1.25%, 4/1/20		525	417,703

			$442,033

Telecommunications — 0.3%
Ciena Corp.
3.75%, 10/15/18(5)		$250	$315,156

			$315,156

Total Convertible Bonds (identified cost $2,317,445)			$1,978,683

Common Stocks — 5.0%

Security	Shares		Value
Business Equipment and Services — 0.0%(10)
Education Management Corp.(11)(12)		2,334,705	$1,634
RCS Capital Corp.(3)(11)(12)		6,066	36,396

			$38,030

Diversified Financial Services — 0.4%
Medley Capital Corp.		74,500	$563,220

			$563,220

Security	Shares	Value
Electronics/Electrical — 0.2%
Intel Corp.	9,000	$323,010

		$323,010

Energy — 0.2%
Contura Energy, Inc.(3)(11)(12)	15,827	$265,102

		$265,102

Financial Services — 0.2%
Bank of America Corp.	7,600	$122,664
Regions Financial Corp.	10,000	99,700

		$222,364

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	10,394	$6,496

		$6,496

Home Furnishings — 0.3%
Whirlpool Corp.	2,465	$440,348

		$440,348

Investment Companies — 2.4%
Ares Capital Corp.	59,000	$953,440
PennantPark Investment Corp.	72,837	580,511
Solar Capital, Ltd.	43,000	883,220
THL Credit, Inc.	67,000	678,710

		$3,095,881

IT Services — 0.2%
International Business Machines Corp.	1,640	$260,563

		$260,563

Nonferrous Metals/Minerals — 0.3%
Alpha Natural Resources Holdings, Inc., Class A, PFC Shares(3)(11)(12)	11,757	$6,614
ANR, Inc., Class A, PFC Shares(3)(11)(12)	11,757	19,399
Cliffs Natural Resources, Inc.(11)	45,260	257,982
Freeport-McMoRan, Inc.	4,945	50,884

		$334,879

Oil and Gas — 0.2%
California Resources Corp.	31	$308
Royal Dutch Shell PLC, Class B ADR	5,150	266,203
Southcross Holdings Group, LLC(3)(11)(12)	15	0
Southcross Holdings L.P., Class A(11)(12)	15	5,625

		$272,136

Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	22,471	$234,822

		$234,822

Retail — 0.4%
Signet Jewelers, Ltd.	6,300	$516,474

		$516,474

Total Common Stocks (identified cost $8,442,865)		$6,573,325

Convertible Preferred Stocks — 1.1%

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	2,597	$7,142

		$7,142

Oil & Gas — 0.7%
Chesapeake Energy Corp., 5.75%	2,240	$928,200
SandRidge Energy, Inc., 8.50%	1,270	686

		$928,886

Real Estate Investment Trusts (REITs) — 0.4%
iStar, Inc., Series J, 4.50%	11,500	$577,990

		$577,990

Total Convertible Preferred Stocks (identified cost $1,972,043)		$1,514,018

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(13)	$1,666	$1,665,870

Total Short-Term Investments (identified cost $1,665,870)		$1,665,870

Total Investments — 150.3% (identified cost $203,887,392)		$196,286,729

Less Unfunded Loan Commitments — (0.0)%(10)		$(10,372)

Net Investments — 150.3% (identified cost $203,877,020)		$196,276,357

Notes Payable — (22.2)%		$(29,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (27.6)%		$(36,000,000)

Other Assets, Less Liabilities — (0.5)%		$(692,987)

Net Assets Applicable to Common Shares — 100.0%		$130,583,370

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $3,998,636 or 3.1% of the Fund’s net assets applicable to common shares.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at August 31, 2016.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2016, the aggregate value of these securities is $499,368 or 0.4% of the Fund’s net assets applicable to common shares.

(8)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2016 was $6,275.

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

USD	-	United States Dollar

The Fund did not have any open financial instruments at August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,933,294

Gross unrealized appreciation	$2,295,498
Gross unrealized depreciation	(9,952,435)

Net unrealized depreciation	$(7,656,937)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$167,252,343	$513,571	$167,765,914
Commercial Mortgage-Backed Securities	—	162,060	—	162,060
Corporate Bonds & Notes	—	13,273,117	—	13,273,117
Foreign Government Bonds	—	3,343,370	—	3,343,370
Convertible Bonds	—	1,978,683	—	1,978,683
Common Stocks	6,232,059	13,755	327,511	6,573,325
Convertible Preferred Stocks	—	1,506,876	7,142	1,514,018
Short-Term Investments	—	1,665,870	—	1,665,870
Total Investments	$6,232,059	$189,196,074	$848,224	$196,276,357

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2016 is not presented. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016